Consolidated Balance Sheets - USD ($)		Mar. 31, 2025	Mar. 31, 2024
CURRENT ASSETS
Cash and cash equivalents		$ 12,779,781	$ 2,297,256
Restricted cash		5,761,294	1,988,710
Trade accounts receivables		27,811,813	6,014,511
Inventories		9,758,071	9,076,734
Other receivables, net		2,419,671	218,765
Advances to suppliers		433,140	182,075
Other current assets		745,477
Current assets of discontinued operations			49,884,574
Total current assets		59,709,247	69,682,362
NON-CURRENT ASSETS
Property and equipment, net		8,931	8,377
Intangible assets, net		3,302,961	1,276,737
Goodwill		1,463,733
Non-current assets of discontinued operations			24,089,614
Total non-current assets		4,775,625	25,374,728
Total assets		64,484,872	95,057,090
CURRENT LIABILITIES
Accounts payable		19,666,664	30,576,909
Notes payable	[1]	10,386,612	6,594,442
Other payables		2,319,139	592,876
Customer deposits		264,068	174,138
Taxes payable		1,521,546	543,081
Accrued liabilities		196,210	197,199
Current liabilities of discontinued operations			35,679,310
Total current liabilities		34,356,369	74,360,095
NON-CURRENT LIABILITIES
Deferred tax liabilities		492,121
Non-current liabilities of discontinued operations			6,403,858
Total non-current liabilities		492,121	6,403,858
Total liabilities		34,848,490	80,763,953
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares; $0.24 par value; 36,000,000,000 shares authorized; 5,855,009 and 1,743,362 shares issued and outstanding as of March 31, 2025 and 2024, respectively		1,405,202	418,407
Preferred shares; $0.001 par value; 10,000,000 shares authorized; nil issued and outstanding as of March 31, 2025 and 2024
Additional paid-in capital		91,743,163	86,413,978
Statutory reserves			1,309,109
Accumulated deficit		(63,312,779)	(73,507,246)
Accumulated other comprehensive income		(199,204)	1,005,762
Total shareholders’ equity attributed to Ridgetech		29,636,382	15,640,010
Noncontrolling interests			(1,346,873)
Total shareholders’ equity		29,636,382	14,293,137
Total liabilities and shareholders’ equity		64,484,872	95,057,090
Related Party
CURRENT ASSETS
Due from related parties			19,737
CURRENT LIABILITIES
Due to related parties		$ 2,130	$ 2,140

[1]	As of March 31, 2025, the Company had $10,386,612 (RMB75,372,524) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $5,761,294 (RMB41,807,982 ) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $3,775,821 three-year deposit (RMB27,400,000) deposited into HUB as a collateral for current and future notes payable from HUB. As of March 31, 2024, the Company had $6,594,442 (RMB47,613,849) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $1,978,333 (RMB 14,284,155 ) with HUB as collateral against these bank notes.